Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
OPERATING REVENUE
Rental	$ 496,744	$ 488,812	$ 475,570
Operating expense reimbursement	212,412	210,230	209,267
Total operating revenue	709,156	699,042	684,837
OPERATING EXPENSE
Rental property	145,025	138,314	137,743
Real estate taxes	81,060	81,800	79,252
General and administrative	52,794	51,241	54,541
Depreciation and amortization	163,135	160,877	159,355
Total operating expenses	442,014	432,232	430,891
Operating income	267,142	266,810	253,946
OTHER INCOME (EXPENSE)
Interest and other income	9,992	11,420	13,331
Debt extinguishment gain		1,547	2,521
Interest expense	(143,144)	(142,745)	(145,711)
Total other income (expense)	(133,152)	(129,778)	(129,859)
Income before property dispositions, income taxes, equity in earnings of unconsolidated joint ventures and impairment charges	133,990	137,032	124,087
Gain on property dispositions	4,616	1,687	10,572
Income taxes	(1,736)	(494)	(1,645)
Equity in earnings of unconsolidated joint ventures	2,296	2,161	2,805
Impairment charges - investment in unconsolidated joint ventures and other	(378)	(82,552)
Impairment charges - goodwill		(15,700)
Income from continuing operations	138,788	42,134	135,819
Discontinued operations (including net gain on property dispositions of $6,857, $17,859 and $23,519 for the years ended December 31, 2010, 2009 and 2008, respectively)	14,587	36,858	44,287
Net income	153,375	78,992	180,106
Noncontrolling interest - operating partnership	(25,448)	(23,125)	(27,681)
Noncontrolling interest - consolidated joint ventures	(165)	509	(483)
Net income available to common shareholders	127,762	56,376	151,942
Basic:
Income from continuing operations	$ 1.01	$ 0.19	$ 1.17
Income from discontinued operations	$ 0.12	$ 0.33	$ 0.45
Income per common share - basic	$ 1.13	$ 0.52	$ 1.62
Diluted:
Income from continuing operations	$ 1.00	$ 0.19	$ 1.17
Income from discontinued operations	$ 0.12	$ 0.33	$ 0.45
Income per common share - diluted	$ 1.12	$ 0.52	$ 1.62
Weighted average number of common shares outstanding
Basic	112,924	107,550	93,615
Diluted	113,606	108,002	93,804
Amounts attributable to common shareholders
Income from continuing operations	113,664	20,819	109,528
Discontinued operations	14,098	35,557	42,414
Net income available to common shareholders	127,762	56,376	151,942
LIBERTY PROPERTY LIMITED PARTNERSHIP
OPERATING REVENUE
Rental	496,744	488,812	475,570
Operating expense reimbursement	212,412	210,230	209,267
Total operating revenue	709,156	699,042	684,837
OPERATING EXPENSE
Rental property	145,025	138,314	137,743
Real estate taxes	81,060	81,800	79,252
General and administrative	52,794	51,241	54,541
Depreciation and amortization	163,135	160,877	159,355
Total operating expenses	442,014	432,232	430,891
Operating income	267,142	266,810	253,946
OTHER INCOME (EXPENSE)
Interest and other income	9,992	11,420	13,331
Debt extinguishment gain		1,547	2,521
Interest expense	(143,144)	(142,745)	(145,711)
Total other income (expense)	(133,152)	(129,778)	(129,859)
Income before property dispositions, income taxes, equity in earnings of unconsolidated joint ventures and impairment charges	133,990	137,032	124,087
Gain on property dispositions	4,616	1,687	10,572
Income taxes	(1,736)	(494)	(1,645)
Equity in earnings of unconsolidated joint ventures	2,296	2,161	2,805
Impairment charges - investment in unconsolidated joint ventures and other	(378)	(82,552)
Impairment charges - goodwill		(15,700)
Income from continuing operations	138,788	42,134	135,819
Discontinued operations (including net gain on property dispositions of $6,857, $17,859 and $23,519 for the years ended December 31, 2010, 2009 and 2008, respectively)	14,587	36,858	44,287
Net income	153,375	78,992	180,106
Noncontrolling interest - consolidated joint ventures	(165)	509	(483)
Preferred unit distributions	(21,012)	(21,012)	(21,012)
Net income available to common shareholders	132,198	58,489	158,611
Basic:
Income from continuing operations	$ 1.01	$ 0.19	$ 1.17
Income from discontinued operations	$ 0.12	$ 0.33	$ 0.45
Income per common share - basic	$ 1.13	$ 0.52	$ 1.62
Diluted:
Income from continuing operations	$ 1.00	$ 0.19	$ 1.17
Income from discontinued operations	$ 0.12	$ 0.33	$ 0.45
Income per common share - diluted	$ 1.12	$ 0.52	$ 1.62
Weighted average number of common shares outstanding
Basic	116,871	111,568	97,805
Diluted	117,553	112,020	97,994
Amounts attributable to common shareholders
Net income available to common shareholders	132,198	58,489	158,611
Net income allocated to general partners	127,762	56,376	151,942
Net income allocated to limited partners	$ 25,448	$ 23,125	$ 27,681